ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2021	2020

Employees and payroll accruals	$19,597	$13,970
Obligation related to acquisitions	8,725	-
Government authorities	6,706	3,422
Accrued expenses	4,560	3,003
Other short-term liabilities	743	793

	$40,331	$21,188